Large Cap Growth Fund

Mid Cap Growth Fund

SMID Cap Growth Fund

Enterprise Fund

Small Cap Core Fund

Value Fund*

Microcap Value Fund*

(the “Equity Funds”)

Supplement dated July 28, 2008 to

Class A, Class C, Class I, Class R and Class S Equity Funds Prospectus dated January 28, 2008

Effective July 17, 2008, to reflect portfolio manager changes associated with changes in Voyageur’s equity growth team, the “Portfolio Managers” section of the Equity Funds Prospectus is deleted and replaced with the following:

Portfolio Managers

Voyageur is responsible for the overall management of each Fund’s portfolio, including security analysis, industry recommendations, cash positions, the purchase and sell decision making process and general daily oversight of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of each Fund’s portfolio are set forth below:

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Large Cap Growth Fund: Team Co-Managed
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Co-PM since 1/2003	23 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.

____________________

*The Value Fund and the Microcap Value Fund do not offer Class I shares.

TAM EQ PROSP 1/08 – SUP 7/08

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Steve Rusnak	Vice President, Sr. Portfolio Manager	Co-PM since 1/2003	22 years	MBA and BA Economics Steven M Ross School of Business – University of Michigan. CFA Member	Vice President, Senior Portfolio Manager, Senior Equity Analyst at Voyageur since 1999.
Mid Cap Growth Fund: Team Co-Managed
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Co-PM since 1/2004	23 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.
Gordon Telfer	Head of Growth Equities	Co-PM since 7/2008	21 years	Stock Exchange Diploma: Herriott Watt University	Head of Growth Equities, Managing Director, Senior Portfolio Manager at Voyageur since 2004. Senior Portfolio Manager, Alliance Capital Management 2000-2003.
SMID Cap Growth Fund: Team Co-Managed
Forbes Watson	Vice President, Sr. Portfolio Manager	Lead PM since 3/2007	27 years	MBA Millsaps College, BA University of Texas, CFA Member	Vice President, Senior Portfolio Manager at Voyageur since 2002.

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Gordon Telfer	Head of Growth Equities	Team PM since 3/2007	21 years	Stock Exchange Diploma: Herriott Watt University	Head of Growth Equities, Managing Director, Senior Portfolio Manager at Voyageur since 2004. Senior Portfolio Manager, Alliance Capital Management 2000-2003.
Enterprise Fund: Team Managed with Lead
Lance James	Managing Director Sr. Portfolio Manager	Lead since 1/1999	27 years	MBA Finance Wharton School of Business – University of Pennsylvania, AB Economics – Princeton University	Managing Director, Senior Portfolio Manager at Voyageur since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.
George Prince	Portfolio Manager	Co-Manager since 1/2007	10 years	BA Yale University	Portfolio Manager, Senior Equity Analyst at Voyageur since 2006. Senior Equity Analyst, Eagle Asset Management, 2004-2006. Analyst, Babson Capital Management, 2002-2004.

Portfolio Manager	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
Small Cap Core Fund: Team Managed with Lead
Lance James	Managing Director Sr. Portfolio Manager	Lead since 1991	27 years	MBA Finance Wharton School of Business – University of Pennsylvania, AB Economics – Princeton University	Managing Director, Senior Portfolio Manager at Voyageur since 2006. Portfolio Manager, OFI Institutional and Babson Capital Management, 1986-2006.
Value Fund: Team Co-Managed
Bruce W. Kaser	Sr. Portfolio Manager	Co-PM since 1/2007	22 years	MBA University of Chicago, BS Miami University (Ohio), CFA Member	Senior Portfolio Manager at Voyageur since 2007. Senior Large Cap Value Portfolio Manager, Freedom Capital Management, 2000-2007.
Stuart (Sam) A. Lippe	Sr. Portfolio Manager	Co-PM since 1/2007	28 years	MBA New York University, BS Cornell University	Senior Portfolio Manager at Voyageur since 2007. Senior Large Cap Value Portfolio Manager, Freedom Capital Management, 2001-2007.
Microcap Value Fund: Team Managed with Lead – Model Driven Strategy
Nancy M. Scinto	Tamarack Funds CIO – Equity Products, Director of Growth Equity Investments, Managing Director, Sr. Portfolio Manager	Lead PM since 7/2008 Team PM since 1/2006	23 years	MBA DePaul University, BS Governors State University	Managing Director, Chief Investment Officer – Equity Products, Director of Growth Equity Investments, Senior Portfolio Manager at Voyageur since 1999.

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in the Equity Funds’ SAI.